Property And Equipment	12 Months Ended
Dec. 31, 2010
Property And Equipment
Property And Equipment

NOTE 8. PROPERTY AND EQUIPMENT

Property and equipment is comprised of the following for the years ended December 31 (in thousands):

	2010	2009
Buildings and land	$88,871	$—
Machinery and equipment	90,503	17,331
Leasehold improvements	25,995	22,567
Computer equipment and software	51,208	40,681
Assets under capital leases	1,952	1,222
Furniture and fixtures	11,286	8,094
Assets under construction	13,818	7,758

	283,633	97,653
Less accumulated depreciation	(68,338)	(50,124)

Total	$215,295	$47,529

Depreciation expense was $23.8 million, $16.9 million, and $13.0 million for the years ended December 31, 2010, 2009, and 2008, respectively.